OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Government Grants [Abstract]
Schedule of Other Income

Amounts in $ ‘000	2025	2024	2023
Gain on lease termination	3,877	—	—
Grants	1,076	2,106	1,784
Employee retention credit refunds	1,341	—	—
Proceeds from PRV sale	—	—	21,279
Other	234	71	286
Total	6,528	2,177	23,349